SHARE CAPITAL	12 Months Ended
Dec. 31, 2022
Share Capital, Reserves And Other Equity Interest [Abstract]
SHARE CAPITAL	SHARE CAPITALPembina is authorized to issue an unlimited number of common shares, without par value, 254,850,850 Class A preferred shares, issuable in series and an unlimited number of Class B preferred shares. The holders of the common shares are entitled to receive notice of, attend and vote at any meeting of the shareholders of Pembina, receive dividends declared and share in the remaining property of Pembina upon distribution of the assets of Pembina among its shareholders for the purpose of winding-up its affairs.
Common Share Capital

($ millions, except as noted)	Number of Common Shares (millions)	Common Share Capital
Balance at December 31, 2020	550	15,644
Share-based payment transactions	—	47
Repurchased	—	(13)
Balance at December 31, 2021	550	15,678
Share-based payment transactions(1)	7	319
Repurchased	(7)	(204)
Balance at December 31, 2022	550	15,793
Share Repurchase Program
On March 8, 2022, the Toronto Stock Exchange ("TSX") accepted the renewal of Pembina's normal course issuer bid (the "NCIB") that allows the Company to repurchase, at its discretion, up to five percent of the Company's outstanding common shares (representing approximately 27.5 million common shares) through the facilities of the TSX, the New York Stock Exchange and/or alternative Canadian trading systems or as otherwise permitted by applicable securities law, subject to certain restrictions on the number of common shares that may be purchased on a single day. Common shares purchased by the Company under the NCIB are cancelled. The NCIB expires on March 9, 2023 and Pembina expects to file a notice of intention with the TSX to renew the NCIB to purchase up to five percent of its outstanding common shares, subject to approval of the TSX.
The following table summarizes Pembina's share repurchases under its NCIB:

For the years ended December 31 (millions, except as noted)	2022	2021
Number of common shares repurchased for cancellation (thousands)	7,154	450
Average price per share	$46.55	$37.77
Total cost(1)	333	17
(1)    Total cost includes $204 million (2021: $13 million) charged to share capital and $129 million (2021: $4 million) charged to deficit.
Preferred Share Capital

($ millions, except as noted)	Number of Preferred Shares (millions)	Preferred Share Capital
Balance at December 31, 2020	122	2,946
Class A, Series 11 Preferred shares redeemed, net of issue costs	(7)	(170)
Class A, Series 13 Preferred shares redeemed, net of issue costs	(10)	(250)
Part VI.1 tax	—	(9)
Balance at December 31, 2021	105	2,517
Class A, Series 23 Preferred shares redeemed, net of issue costs	(12)	(300)
Part VI.1 tax	—	(9)
Balance at December 31, 2022	93	2,208
On January 25, 2021, in connection with the offering of the Series 1 Subordinated Notes, Pembina issued 600,000 Series 2021-A Class A Preferred Shares, to Computershare Trust Company of Canada, to be held in trust as treasury shares to satisfy Pembina's obligations under the indenture governing the Series 1 Subordinated Notes.
On March 1, 2021, Pembina redeemed all of the 6.8 million issued and outstanding Cumulative Redeemable Minimum Rate Reset Class A Preferred Shares, Series 11 (the "Series 11 Class A Preferred Shares") for a redemption price equal to $25.00 per Series 11 Class A Preferred Share.
On June 1, 2021, Pembina redeemed all of the 10 million issued and outstanding Cumulative Redeemable Minimum Rate Reset Class A Preferred Shares, Series 13 (the "Series 13 Class A Preferred Shares") for a redemption price equal to $25.00 per Series 13 Class A Preferred Shares, less taxes required to be deducted or withheld by the Company.
On October 3, 2022, none of the eight million issued and outstanding Cumulative Redeemable Rate Reset Class A Preferred Series 15 Shares were converted into Cumulative Redeemable Floating Rate Class A Preferred Shares, Series 16.
On November 15, 2022, Pembina redeemed all of the 12 million issued and outstanding Cumulative Redeemable Minimum Rate Reset Class A Preferred Shares, Series 23 (the "Series 23 Class A Preferred Shares") for a redemption price equal to $25.00 per Series 23 Class A Preferred Share. The total redemption price for the Series 23 Class A Preferred Shares was $300 million.
Dividends
The following dividends were declared by Pembina:

For the years ended December 31
($ millions)	2022	2021
Common shares
$2.55 per common share (2021: $2.52)	1,409	1,386
Class A preferred shares
$1.23 per Series 1 Class A Preferred Share (2021: $1.23)	12	12
$1.12 per Series 3 Class A Preferred Share (2021: $1.12)	7	7
$1.14 per Series 5 Class A Preferred Share (2021: $1.14)	11	11
$1.10 per Series 7 Class A Preferred Share (2021: $1.10)	11	11
$1.08 per Series 9 Class A Preferred Share (2021: $1.08)	10	10
nil per Series 11 Class A Preferred Share (2021: $0.36)	—	2
nil per Series 13 Class A Preferred Share (2021: $0.72)	—	7
$1.22 per Series 15 Class A Preferred Share (2021: $1.12)	10	9
$1.21 per Series 17 Class A Preferred Share (2021: $1.21)	7	7
$1.17 per Series 19 Class A Preferred Share (2021: $1.17)	9	10
$1.23 per Series 21 Class A Preferred Share (2021: $1.23)	20	20
$1.15 per Series 23 Class A Preferred Share (2021: $1.31)	16	16
$1.30 per Series 25 Class A Preferred Share (2021: $1.30)	13	13
	126	135
In connection with the closing of the PGI Transaction on August 15, 2022, Pembina's Board of Directors approved a $0.0075 per common share increase to its monthly common share dividend rate from $0.21 to $0.2175 per common share per month, commencing with the dividend paid on October 14, 2022.
On December 5, 2022, Pembina announced that it was moving from its current practice of paying monthly dividends to a quarterly common share dividend payment, following the monthly December 2022 dividend. Quarterly dividend payments are expected to be made on the last business day of March, June, September and December to shareholders of record on the 15th day of the corresponding month, if, as and when declared by the Board of Directors.
Subsequent to the end of the year, on February 23, 2023, Pembina announced that its Board of Directors had declared a common share cash dividend for the first quarter of 2023 of $0.6525 per share to be paid, on March 31, 2023, to shareholders of record on March 15, 2023.
Pembina's Board of Directors also declared quarterly dividends for Pembina's Class A preferred shares on January 16, 2023 as outlined in the following table:

Series	Record Date	Payable Date	Per Share Amount	Dividend Amount ($ millions)
Series 1	February 1, 2023	March 1, 2023	$0.306625	3
Series 3	February 1, 2023	March 1, 2023	$0.279875	2
Series 5	February 1, 2023	March 1, 2023	$0.285813	3
Series 7	February 1, 2023	March 1, 2023	$0.273750	3
Series 9	February 1, 2023	March 1, 2023	$0.268875	2
Series 15	March 15, 2022	March 31, 2023	$0.385250	3
Series 17	March 15, 2022	March 31, 2023	$0.301313	2
Series 19	March 15, 2022	March 31, 2023	$0.292750	2
Series 21	February 1, 2023	March 1, 2023	$0.306250	5
Series 25	January 31, 2023	February 15, 2023	$0.325000	3